Short-Term and Long-Term Debt - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights USD ($)	Jun. 30, 2002 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights Minimum USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights Maximum USD ($)	Mar. 31, 2012 Securities Pledged as Collateral USD ($)	Mar. 31, 2012 Securities Pledged as Collateral JPY (¥)
Debt Disclosure [Line Items]
Unsecured bond issued							¥ 150,000		$ 400
Debt instrument convertible into shares of common stock, shares					21,916,494	21,916,494		2,493,309
Debt instrument conversion Price					$ 83.25	¥ 6,842.70		$ 115.12
Unamortized Discount of debt									622
Debt instrument conversion trigger stock price threshold accretion										$ 126.63	$ 320.72
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	49	3,999	3,996	4,022
Total committed credit lines	5,645	463,969	464,432
Available credit lines	5,201	427,435	410,447
Long-term committed credit lines	2,557	210,139	107,010
Investment in securities pledged for primarily collateral deposits	$ 13,960	¥ 1,147,390	¥ 1,175,381									$ 336	¥ 27,641